Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of nature and extent of risks arising from financial instruments
Cash and cash equivalents	$ 38,734,949	$ 47,546,083	$ 49,397,126	$ 29,729,350
Temporary investments	6,013,678	5,498,219
Debt	123,550,897	128,288,206
Finance lease obligations	5,622,774	6,391,826
Derivative financial instruments (interest rate swaps)		5,508
Other notes payable	3,684,060	4,853,025
Trade and other liabilities	36,323,495	40,635,907
Interest on debt	126,611,733	132,446,963
Interest on finance lease obligations	2,125,513	2,650,931
Interest on other notes payable	124,335	253,225
2018
Disclosure of nature and extent of risks arising from financial instruments
Debt	307,489	851,659
Finance lease obligations	580,884	575,576
Other notes payable	1,178,435	1,202,344
Trade and other liabilities	28,103,281	31,260,457
Interest on debt	6,848,965	6,610,591
Interest on finance lease obligations	420,572	454,950
Interest on other notes payable	5,585	127,656
12-36 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	11,481,645	12,239,445
Finance lease obligations	1,158,144	1,145,475
Derivative financial instruments (interest rate swaps)		5,508
Other notes payable	2,505,625	2,433,493
Trade and other liabilities	5,527,223	5,079,927
Interest on debt	16,946,850	15,606,658
Interest on finance lease obligations	671,660	768,813
Interest on other notes payable	41,562	119,632
36-60 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	19,852,893	18,484,978
Finance lease obligations	1,002,726	1,128,587
Other notes payable		1,217,188
Trade and other liabilities	1,912,825	2,859,396
Interest on debt	13,910,021	13,876,591
Interest on finance lease obligations	496,371	622,667
Interest on other notes payable	77,188	5,937
Thereafter
Disclosure of nature and extent of risks arising from financial instruments
Debt	91,908,870	96,712,124
Finance lease obligations	2,881,020	3,542,188
Trade and other liabilities	780,166	1,436,127
Interest on debt	88,905,897	96,353,123
Interest on finance lease obligations	$ 536,910	$ 804,501